CrossingBridge Low Duration High Yield Fund
Schedule of Investments
December 31, 2021 (Unaudited)
	Face Amount† /
	Number of Shares	Value
Asset Backed Securities - 1.56%
Finance and Insurance - 0.25%
HTS Fund I LLC
2021-1, 1.410%, 08/25/2036 (a)	1,000,000	996,354
Transportation and Warehousing - 1.31%
Hawaiian Airlines 2013-1 Class A Pass Through Certificates
2013-1, 3.900%, 01/15/2026	2,859,596	2,834,391
Hawaiian Airlines 2013-1 Class B Pass Through Certificates
2013-1, 4.950%, 07/15/2023	2,341,761	2,342,148
		5,176,539
Total Asset Backed Securities (Cost $6,048,589)		6,172,893

Bank Loans - 15.69%
Arts, Entertainment, and Recreation - 0.51%
Golden Nugget
13.000% (3 Month LIBOR + 12.000%), 10/04/2023 (b)	1,884,938	2,026,309
Construction - 0.20%
Lealand Finance (McDermott)
3.090% (1 Month Base Rate + 3.000%), 06/30/2024 (b)	1,337,668	795,912
Finance and Insurance - 1.11%
JZ Capital Partners Ltd.
16.000% (3 Month LIBOR + 11.000% + 4.000% PIK), 06/12/2022 (b)(k)(l)	4,384,003	4,384,003
Health Care and Social Assistance - 0.81%
Change Healthcare Holdings LLC
3.500% (1 Month LIBOR + 2.500%), 03/01/2024 (b)	3,202,304	3,202,752
Information - 4.39%
Avast Software, Inc.
2.224% (3 Month LIBOR + 2.000%), 03/22/2028 (b)	7,428,000	7,422,763
Intelsat Jackson Holdings SA
8.000% (3 Month LIBOR + 3.750%), 11/27/2023 (b)	4,503,000	4,503,923
8.625%, 01/02/2024	3,301,000	3,305,638
8.750% (3 Month LIBOR + 4.500%), 01/02/2024 (b)	2,131,000	2,132,662
		17,364,986
Manufacturing - 5.73%
Forterra Finance LLC
4.000% (1 Month LIBOR + 3.000%), 10/25/2023 (b)	4,143,655	4,147,032
K&N Parent, Inc.
5.750% (3 Month LIBOR + 4.750%), 10/20/2023 (b)	4,389,521	4,052,998
Mallinckrodt International
4.382% (3 Month LIBOR + 2.250%), 02/28/2022 (b)	12,524,560	12,302,249
Pixelle Specialty Solutions
7.500% (1 Month LIBOR + 6.500%), 10/31/2024 (b)	2,199,000	2,194,492
		22,696,771
Mining, Quarrying, and Oil and Gas Extraction - 1.12%
Quarternorth Energy Holding, Inc.
9.000% (Base Rate + 8.000%), 08/27/2026 (b)	4,419,985	4,443,919
Transportation and Warehousing - 1.41%
Access CIG LLC
3.840% (1 Month LIBOR + 3.750%), 02/27/2025 (b)	5,610,684	5,583,135
Wholesale Trade - 0.41%
ABB Con-Cise Optical Group LLC
6.000% (3 Month LIBOR + 5.000%), 06/15/2023 (b)	1,662,613	1,611,488
Total Bank Loans (Cost $62,941,645)		62,109,275

Commercial Paper - 11.57%
Information - 1.36%
Rogers Communications, Inc.
0.271%, 01/13/2022 (c)	5,398,000	5,397,610
Manufacturing - 8.51%
Albemarle Corp.
0.350%, 01/19/2022 (c)	6,903,000	6,901,659
General Motors Financial Co., Inc.
0.343%, 01/05/2022 (c)	2,362,000	2,361,910
0.442%, 02/16/2022 (c)	5,177,000	5,174,283
Jabil, Inc.
0.498%, 02/08/2022 (c)	6,406,000	6,401,878
Sherwin Williams Company
0.225%, 01/19/2022 (c)	6,671,000	6,670,384
Viatris, Inc.
0.592%, 01/25/2022 (c)	6,193,000	6,191,172
		33,701,286
Mining, Quarrying, and Oil and Gas Extraction - 1.70%
Glencore Funding LLC
0.233%, 02/17/2022 (c)	6,713,000	6,710,902
Total Commercial Paper (Cost $45,809,573)		45,809,798

Common Stocks - 0.02%
Mining, Quarrying, and Oil and Gas Extraction - 0.02%
Superior Energy Services, Inc.	1,616	67,872
Total Common Stocks (Cost $2,117)		67,872

Convertible Bonds - 5.90%
Information - 3.49%
BuzzFeed, Inc.
8.500%, 12/03/2026 (a)	4,900,000	4,802,000
DISH Network Corp.
2.375%, 03/15/2024	5,229,000	5,026,376
UpHealth, Inc.
6.250%, 06/15/2026 (a)	4,636,000	3,978,152
		13,806,528
Transportation and Warehousing - 2.41%
Golar LNG Ltd.
2.750%, 02/15/2022 (d)	9,510,000	9,538,919
Total Convertible Bonds (Cost $24,035,641)		23,345,447

Corporate Bonds - 44.00%
Accommodation and Food Services - 1.76%
MGM Resorts International
7.750%, 03/15/2022	5,054,000	5,123,568
Nathan's Famous, Inc.
6.625%, 11/01/2025 (a)	1,803,000	1,846,642
		6,970,210
Administrative and Support and Waste Management and Remediation Services - 0.10%
Lakers Holding AB
6.280% (3 Month NIBOR + 5.500%), 06/09/2025 (b)(d)(e)	NOK 3,400,000	399,589
Arts, Entertainment, and Recreation - 0.10%
Gaming Innovation Group PLC
8.500% (3 Month STIBOR + 8.500%), 06/11/2024 (b)(d)(f)	SEK 3,500,000	399,467
Educational Services - 0.12%
Hercules Achievement Inc / Varsity Brands Holding Co, Inc.
9.000% (3 Month LIBOR + 8.000%), 12/22/2024 (a)(b)	473,000	474,060
Finance and Insurance - 3.29%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.750%, 02/01/2024	4,821,000	4,837,874
Nordic Capital Partners II AS
7.210% (3 Month NIBOR + 6.250%), 06/30/2024 (b)(d)(e)	NOK 10,200,000	1,165,838
Stockwik Forvaltning AB
7.000% (3 Month STIBOR + 7.000%), 09/03/2023 (b)(d)(f)	SEK 7,500,000	846,481
StoneX Group, Inc.
8.625%, 06/15/2025 (a)	5,486,000	5,833,182
VNV Global Ltd.
5.750%, 10/04/2022 (d)(f)	SEK 2,960,000	333,713
		13,017,088
Health Care and Social Assistance - 1.14%
ADDvise Group AB
7.250% (3 Month STIBOR + 7.250%), 05/21/2024 (b)(d)(f)	SEK 16,380,000	1,853,474
Surgery Center Holdings, Inc.
6.750%, 07/01/2025 (a)	2,656,000	2,678,682
		4,532,156
Information - 15.72%
Azerion Holding BV
7.250%, 04/28/2024 (d)(g)	EUR 2,571,000	3,031,166
Cengage Learning, Inc.
9.500%, 06/15/2024 (a)	8,486,000	8,547,863
CentralNic Group PLC
7.000% (3 Month EURIBOR + 7.000%), 07/03/2023 (b)(d)(g)	EUR 943,000	1,097,760
Impala Group Plc
9.000% (3 Month STIBOR + 9.000%), 10/20/2024 (b)(d)(f)	SEK 11,250,000	1,246,418
INNOVATE Corp.
8.500%, 02/01/2026 (a)	6,874,000	6,946,933
Level 3 Financing, Inc.
5.250%, 03/15/2026	8,517,000	8,717,703
Linkem S.p.A.
6.000% (3 Month EURIBOR + 6.000%), 08/09/2022 (b)(d)(g)	EUR 5,917,000	6,715,073
Lumen Technologies, Inc.
5.800%, 03/15/2022	7,990,000	8,060,032
N0r5ke Viking I AS
8.750% (3 Month NIBOR + 8.000%), 05/03/2024 (b)(d)(e)	NOK 14,800,000	1,689,105
Nielsen Co.
5.000%, 02/01/2025 (a)(d)	7,849,000	7,982,433
NortonLifeLock, Inc.
5.000%, 04/15/2025 (a)	1,820,000	1,835,925
T-Mobile USA, Inc.
4.000%, 04/15/2022	6,325,000	6,369,275
		62,239,686
Manufacturing - 9.66%
Anagram International Inc / Anagram Holdings LLC
15.000%, 08/15/2025 (a)	831,000	930,646
Chobani LLC / Chobani Finance Corp, Inc.
7.500%, 04/15/2025 (a)	7,233,000	7,448,001
EnPro Industries, Inc.
5.750%, 10/15/2026	3,131,000	3,277,552
Fiven ASA
6.850% (3 Month EURIBOR + 6.850%), 06/21/2024 (b)(d)(g)	EUR 3,160,000	3,741,561
Ford Motor Credit Co LLC
5.596%, 01/07/2022	6,188,000	6,200,314
3.219%, 01/09/2022	517,000	517,656
3.339%, 03/28/2022	940,000	942,811
FXI Holdings, Inc.
7.875%, 11/01/2024 (a)	3,638,000	3,710,542
G-III Apparel Group Ltd.
7.875%, 08/15/2025 (a)	3,821,000	4,069,365
LR Global Holding GmbH
7.250% (3 Month EURIBOR + 7.250%), 02/03/2025 (b)(d)(g)	EUR 3,609,000	4,245,049
Scientific Games International, Inc.
5.000%, 10/15/2025 (a)	3,060,000	3,154,324
		38,237,821
Mining, Quarrying, and Oil and Gas Extraction - 1.40%
Copper Mountain Mining Corp.
8.000%, 04/09/2026 (d)	5,277,980	5,548,740
Professional, Scientific, and Technical Services - 3.23%
C3 Nano, Inc.
6.500%, 02/15/2024 (a)	630,000	631,682
Desenio Holding AB
5.500% (3 Month STIBOR + 5.500%), 12/16/2024 (b)(d)(f)	SEK 2,500,000	262,970
Diebold Nixdorf, Inc.
8.500%, 04/15/2024	3,448,000	3,451,586
Getty Images, Inc.
9.750%, 03/01/2027 (a)	7,949,000	8,427,927
		12,774,165
Retail Trade - 3.71%
Sally Holdings LLC / Sally Capital, Inc.
8.750%, 04/30/2025 (a)	5,474,000	5,835,284
The Fresh Market, Inc.
9.750%, 05/01/2023 (a)	8,579,000	8,835,941
		14,671,225
Transportation and Warehousing - 3.08%
Altera Shuttle Tankers LLC
7.125%, 08/15/2022 (d)	1,000,000	1,025,000
Golar LNG Ltd.
7.000%, 10/20/2025 (d)	2,455,000	2,442,725
PBF Logistics LP / PBF Logistics Finance Corp.
6.875%, 05/15/2023	2,228,000	2,169,047
Rockpoint Gas Storage Canada Ltd.
7.000%, 03/31/2023 (a)(d)	6,538,000	6,560,458
		12,197,230
Wholesale Trade - 0.69%
Martin Midstream Partners LP / Martin Midstream Finance Corp.
10.000%, 02/29/2024 (a)	2,656,079	2,733,730
Total Corporate Bonds (Cost $174,143,860)		174,195,167

Special Purpose Acquisition Companies - 9.75%
Adit EdTech Acquisition Corp. (i)	10,070	99,693
Alpha Partners Technology Merger Corp. Founder Shares (i)(k(l)	9,341	–
Athena Consumer Acquisition Corp. (i)	17,481	177,782
Athlon Acquisition Corp. (i)	12,435	121,365
Atlantic Avenue Acquisition Corp. (i)	90,259	884,538
Authentic Equity Acquisition Corp. (d)(i)	12,435	121,303
AxonPrime Infrastructure Acquisition Corp. Founder Shares (i)(k(l)	5,000	–
Berenson Acquisition Corp. Founder Shares (i)(k(l)	19,099	–
Berenson Acquisition Corp. I (i)	108,118	1,045,501
BGP Acquisition Corp. (d)(i)	89,019	846,571
Bite Acquisition Corp. (i)	15,849	154,052
Blockchain Coinvestors Acquisition Corp. I (d)(i)	22,367	226,130
Blockchain Moon Acquisition Corp. (i)	90,668	887,640
Brigade-M3 European Acquisition Corp. (d)(i)	220,621	2,173,117
Bull Horn Holdings Corp. (d)(i)	71,429	714,290
Bullpen Parlay Acquisition Co. (d)(i)	44,011	446,712
Carney Technology Acquisition Corp. II (i)	235,993	2,305,652
Cartesian Growth Corp. (d)(i)	32,969	325,734
Cascade Acquisition Corp. (i)	19,565	194,476
CF Acquisition Corp. IV (i)	21,247	208,220
Chavant Capital Acquisition Corp. (d)(i)	141,515	1,389,677
Clarim Acquisition Corp. (i)	19,291	187,316
Cohn Robbins Holdings Corp. (d)(i)	14,295	140,520
COVA Acquisition Corp. (d)(i)	12,435	121,366
Crescera Capital Acquisition Corp. (d)(i)	33,736	338,035
DHB Capital Corp. (i)	4,520	44,070
Disruptive Acquisition Corp. I (d)(i)	20,811	203,948
DP Cap Acquisition Corp. I (d)(i)	30,772	308,951
Duddell Street Acquisition Corp. (d)(i)	6,717	66,633
EJF Acquisition Corp. (d)(i)	11,439	113,589
Elliott Opportunity II Corp. (d)(i)	41,338	403,872
Empowerment & Inclusion Capital I Corp. (i)	21,858	212,897
Enterprise 4.0 Technology Acquisition Corp. (d)(i)	19,880	200,192
EQ Health Acquisition Corp. (i)	12,435	120,744
Equity Distribution Acquisition Corp. (i)	27,989	274,852
ESGEN Acquisition Corp. (d)(i)	12,983	131,648
Everest Consolidator Acquisition Corp. (i)	59,093	600,680
Executive Network Partnering Corp. (i)	42,321	415,169
Fintech Evolution Acquisition Group (d)(i)	12,435	120,868
Focus Impact Acquisition Corp. (i)	54,000	542,700
Forum Merger IV Corp. (i)	30,394	296,037
G&P Acquisition Corp. (i)	56,448	553,755
G3 VRM Acquisition Corp. (i)	104,604	1,043,948
Global Consumer Acquisition Corp. (i)	100,022	992,218
Global Partner Acquisition Corp. II (d)(i)	12,977	126,007
Global SPAC Partners Co. (d)(i)	134,584	1,347,186
Golden Falcon Acquisition Corp. (i)	46,683	456,560
Growth Capital Acquisition Corp. (i)	99,658	990,600
Hambro Perks Acquisition Co Ltd. (d)(h)(i)	217,802	2,962,791
Hamilton Lane Alliance Holdings I, Inc. (i)	24,449	238,867
Healthcare Services Acquisition Corp. (i)	12,435	121,366
Iconic Sports Acquisition Corp. (d)(i)	145,215	1,468,124
Ignyte Acquisition Corp. (i)	12,435	121,676
Isleworth Healthcare Acquisition Corp. (i)	26,494	260,701
Itiquira Acquisition Corp. (d)(i)	12,435	121,117
LAVA Medtech Acquisition Corp. (i)	50,000	503,000
Malacca Straits Acquisition Co. Ltd. (d)(i)	41,897	427,768
Mason Industrial Technology, Inc. (i)	206,515	2,015,586
New Providence Acquisition Corp. II (i)	49,017	490,170
Newcourt Acquisition Corp. (d)(i)	2,735	27,678
Oaktree Acquisition Corp. II (d)(i)	26,901	265,782
Omnichannel Acquisition Corp. (i)	63,103	627,875
OmniLit Acquisition Corp. (i)	12,822	127,835
One Equity Partners Open Water I Corp. (i)	19,319	187,974
OTR Acquisition Corp. (i)	33,414	337,815
Oyster Enterprises Acquisition Corp. (i)	12,435	121,366
Peridot Acquisition Corp. II (d)(i)	20,358	198,083
Pontem Corp. (d)(i)	2,927	28,685
PWP Forward Acquisition Corp. I (i)	6,639	64,664
Pyrophyte Acquisition Corp. (d)(i)	22,753	230,943
Revelstone Capital Acquisition Corp. (i)	90,000	891,450
Revelstone Capital Acquisition Corp. Founder Shares (i)(k(l)	10,125	–
RMG Acquisition Corp. III (d)(i)	31,887	310,898
ShoulderUp Technology Acquisition Corp. (i)	6,440	65,044
Silver Crest Acquisition Corp. (d)(i)	12,435	121,987
SportsMap Tech Acquisition Corp. (i)	26,468	260,048
ST Energy Transition I Ltd. (d)(i)	24,233	242,572
Tailwind International Acquisition Corp. (d)(i)	30,005	292,549
Tailwind Two Acquisition Corp. (d)(i)	10,276	101,630
Tech and Energy Transition Corp. (i)	13,307	129,344
Tekkorp Digital Acquisition Corp. (d)(i)	59,086	586,724
Tishman Speyer Innovation Corp. II (i)	44,553	434,392
Trebia Acquisition Corp. (d)(i)	69,535	692,569
Vector Acquisition Corp. II (d)(i)	72,577	709,077
Zanite Acquisition Corp. (i)	13,073	133,083
Total Special Purpose Acquisition Companies (Cost $38,343,309)		38,598,047

Trade Claims - 1.22%
Utilities - 1.22%
Brazos Electric Power Cooperative, Inc.	5,397,407	4,857,667
Total Trade Claims (Cost $4,891,400)		4,857,667

Warrants - 0.01%
Berenson Acquisition Corp. I (i)
Expiration: 08/01/2026, Exercise Price: $11.50	54,059	27,297
DHB Capital Corp. (i)
Expiration: 03/31/2028, Exercise Price: $11.50	1,507	926
SportsMap Tech Acquisition Corp. (i)
Expiration: 09/01/2027, Exercise Price: $11.50	19,329	9,087
Total Warrants (Cost $38,224)		37,310

Money Market Funds - 9.68%
First American Government Obligations Fund - Class X, 0.026% (j)	19,166,029	19,166,029
First American Treasury Obligations Fund - Class X, 0.013% (j)	19,166,029	19,166,029
Total Money Market Funds (Cost $38,332,058)		38,332,058

Total Investments (Cost $394,586,416) - 99.40%		393,525,534
Other Assets in Excess of Liabilities - 0.60%		2,383,765
Total Net Assets - 100.00%		$395,909,299

Percentages are stated as a percent of net assets.

†	Face amount in U.S. Dollar unless otherwise indicated.
(a)	Securities issued pursuant to Rule 144A under the Securities Act of 1933 and Regulation S under the Securities Act of 1933.
Aggregate value of these securities is $98,260,126 or 24.82% of Fund’s net assets.
(b)	Variable rate security. The rate shown represents the rate at December 31, 2021.
(c)	The rate shown is the effective yield.
(d)	Foreign issued security.
(e)	Principal amount denominated in Norwegian Krone.
(f)	Principal amount denominated in Swedish Krona.
(g)	Principal amount denominated in Euros.
(h)	Principal amount denominated in British Pounds.
(i)	Non-income producing security.
(j)	Seven day yield as of December 31, 2021.
(k)	Illiquid security.
(l)	Security valued using unobservable inputs.

Definitions:
EURIBOR – Euro-Interbank Offer Rate is a reference rate expressing the average interest rate at which eurozone banks offer unsecured short-term lending on the interbank market.
LIBOR – London Interbank Offer Rate is a benchmark rate at which banks offer to lend funds to one another in the international interbank market for short-term loans.
NIBOR – Norwegian Interbank Offer Rate is a collective term for Norwegian money market rates at different maturities. It is intended to reflect the interest rate level a bank require for unsecured money market lending in Norwegian Krone to another bank.
STIBOR – Stockholm Interbank Offer Rate is a reference rate that shows the average interest rate at which a number of active banks on the Swedish money market are willing to lend to one another, without collateral, at different maturities.

CrossingBridge Low Duration High Yield Fund
Schedule of Forward Currency Exchange Contracts
December 31, 2021 (Unaudited)

Settlement Date	Counterparty	Currency to be Delivered	USD Value at December 31, 2021	Currency to be Received	USD Value at December 31, 2021	Unrealized Appreciation / (Depreciation)
1/14/2022	U.S. Bank	16,570,000 EUR	$18,870,274	18,765,194 USD	$18,765,194	$(105,080)
1/14/2022	U.S. Bank	2,178,000 GBP	2,947,935	2,883,345 USD	2,883,345	(64,590)
1/14/2022	U.S. Bank	28,959,000 NOK	3,287,491	3,234,305 USD	3,234,305	(53,186)
1/14/2022	U.S. Bank	44,775,000 SEK	4,955,614	4,951,343 USD	4,951,343	(4,271)
			$30,061,314		$29,834,187	$(227,127)

EUR - Euro
GBP - British Pound
NOK - Norwegian Krone
SEK - Swedish Krona
USD - U.S. Dollars

Organization	Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The CrossingBridge Funds (the
“Funds”) are comprised of the CrossingBridge Low Duration High Yield Fund, the CrossingBridge Responsible Credit Fund, the CrossingBridge Ultra-Short Duration
Fund (collectively, the “Mutual Funds”) and the CrossingBridge Pre-Merger SPAC ETF (the “ETF”), each representing a distinct diversified series with its own investment objective and policies within the Trust. The investment objective of the CrossingBridge Low Duration High Yield Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge Responsible Credit Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge Ultra-Short Duration Fund is to offer a higher yield than cash instruments while maintaining a low duration. The CrossingBridge Low Duration High Yield Fund commenced investment operations on
February 1, 2018. The Fund has registered both an Investor Class and Institutional Class of shares. During the fiscal year ended September 30, 2021, only the
Institutional Class was operational. Both the CrossingBridge Responsible Credit Fund and CrossingBridge Ultra-Short Duration Fund commenced investment operations on June 30, 2021. Both Funds registered only an Institutional Class of shares. The investment objective of the CrossingBridge Pre-Merger SPAC ETF is to provide total returns consistent with the preservation of capital. The ETF commenced investment operations on September 20, 2021. Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by CrossingBridge Advisors, LLC (“the Adviser”), the Funds’
investment adviser. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification Topic 946 “Financial Services – Investment Companies.”

Significant Accounting Policies	The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange, including Special Purpose Acquisition Companies, is valued at its last sale price on that exchange on the date as of which assets are valued. Bank loans are valued at prices supplied by an approved independent pricing service (“Pricing Service”), if available, and otherwise will be valued at the most recent bid quotations or evaluated prices, as applicable, based on quotations or prices obtained from one or more broker-dealers known to follow the issue.

If the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved Pricing Service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Debt securities, including corporate bonds, bank loans, commercial paper, and short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using constant yield method over the life of the security.

Money market funds are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Funds investments carried at fair value as of December 31, 2021:

CrossingBridge Low Duration High Yield Fund	Level 1	Level 2	Level 3	Total
Assets(1):
Asset Backed Securities	$-	$6,172,893	$-	$6,172,893
Bank Loans	-	57,769,633	4,339,642	62,109,275
Commercial Paper	-	45,809,798	-	45,809,798
Common Stocks	-	67,872	-	67,872
Convertible Bonds	-	23,345,447	-	23,345,447
Corporate Bonds	-	174,195,167	-	174,195,167
Municipal Bonds	-	-	-	-
Preferred Stocks	-	-	-	-
Special Purpose Acquisition Companies	32,065,358	6,532,689	0	38,598,047
Trade Claims	4,857,667	-	-	4,857,667
Warrants	9,086	28,224	-	37,310
Money Market Fund	38,332,058	-	-	38,332,058
Total Assets	$75,264,169	$313,921,723	$4,339,642	$393,525,534

Liabilities:
Written Options	$-	$-	$-	$-
Total Liabilities	$-	$-	$-	$-

Other Financial Instruments(2):
Forward Currency Exchange Contracts	$-	$(227,127)	$-	$(227,127)
Total Other Financial Instruments	$-	$(227,127)	$-	$(227,127)

(1) See the Fund's Schedule of Investments for industry classifications.
(2) Other financial instruments are forward currency exchange contracts not included in the Schedule of Investments, which are reflected at the net unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets in the Funds for which significant unobservable inputs were used to determine fair value:

CrossingBridge Low Duration High Yield Fund
Bank Loans
Beginning Balance - October 1, 2021	$4,293,369
Purchases	46,273
Sales	-
Realized gains	-
Realized losses	-
Change in unrealized appreciation (depreciation)	-
Transfer in/(out) of Level 3	-
Ending Balance - December 31, 2021	$4,339,642

The following table represents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31 2021:

CrossingBridge Low Duration High Yield Fund

Description	Fair Value December 31, 2021	Valuation Methodologies	Unobservable Input	Range/Weighted Average Unobservable Input*
Bank Loans*	$4,339,642	Company-specific information	Market assessment	$100.00

* Table presents information for one security, which has been valued at $100.00 throughout the period.